Assets Held for Sale (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale	The components of assets held for sale were as follows:
As at	December 31, 2023	March 31, 2023

Vehicles	$656,885	$923,176
Total assets held for sale	656,885	923,176
The components of assets held for sale were as follows:
(In USD) As at	March 31, 2023	March 31, 2022
Vehicles	$923,176	$4,298,419
Total assets held for sale	923,176	4,298,419